Other operating income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income and Expenses [Abstract]
Other operating income from related parties	$ 140	$ 0	$ 88
Other operating income - other	40	289	1,438
Total other operating income	$ 180	$ 289	$ 1,526